SCHEDULE OF EARNING (LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (7,465,630)	$ (10,205,116)
Foreign					(2,100,427)	(7,057,703)
Net loss before income taxes	$ (1,873,669)	$ (2,084,032)	$ (6,577,816)	$ (6,418,610)	$ (9,566,057)	$ (17,262,819)